UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22923

Infinity Core Alternative Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Semi-Annual Report

For the Six Months Ended September 30, 2025

(Unaudited)

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

For the Six Months Ended September 30, 2025

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a prospectus for the Fund. Please read it carefully before investing.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Schedule of Investments

September 30, 2025 (Unaudited)

	Percentage of	Redemptions	Redemption			Original
Investment Funds (100.83%)	Shareholders' Equity	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Event Driven Credit
Anchorage Capital Partners, L.P., Series K [a,b]	0.76%	Annually [d]	90 Days	$783,643	$1,130,700	3/1/2015
Total Event Driven Credit	0.76%

Quantitative Equities and Futures
Voloridge Fund, LP [a,b]	4.35%	Monthly	30 Days	4,669,080	6,479,757	12/1/2020
Total Quantitative Equities and Futures	4.35%

Global Long/Short Credit and Event Driven
King Street Capital, L.P. [a,b]	10.15%	Quarterly [c]	65 Days	10,845,047	15,106,583	10/1/2013
Total Global Long/Short Credit and Event Driven	10.15%

Multi-Strategy
Atlas Enhanced Fund, L.P. [a,b]	11.46%	Monthly	45 Days	9,346,679	17,059,314	5/1/2014
D.E. Shaw Composite International Fund,
Collective Liquidity Class [a,b]	10.50%	Quarterly	75 Days	4,636,757	15,621,520	10/1/2013
Elliott Associates, L.P., Class B [a,b]	17.68%	Semi-annually [c,d]	60 Days	14,487,761	26,310,737	10/1/2013
Millennium USA LP, Class EE [a,b]	16.22%	Quarterly [c]	90 Days	15,112,611	24,132,410	10/1/2013
Point72 Capital, L.P., Class A-n [a,b]	17.64%	Quarterly [c,d]	45 Days	12,942,752	26,242,251	1/1/2019
Schonfeld Strategic Partners Offshore Fund Ltd.,
Class B [a,b]	11.39%	Quarterly [d]	45 Days	12,362,316	16,942,060	5/1/2020
Walleye Opportunities Fund L.P., Class C [a,b]	0.68%	Quarterly [d]	45 Days	1,000,000	1,004,623	9/1/2025
Total Multi-Strategy	85.57%
Total Investment Funds (cost $86,186,646) (100.83%)					150,029,955

Total Investments (cost $86,186,646) (100.83%)					$150,029,955
Other assets less liabilities (-0.83%)					(1,234,252)
Shareholders' Equity - (100.00%)					$148,795,703

a Non-income producing.

b Investment Funds are issued in private placement transactions and as such are restricted as to resale.

c The Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investment Fund.

d The Investment Fund can institute a gate provision on redemptions at the fund level of 10 - 20% of the fair value of the investment in the Investment Fund.

The accompanying notes are an integral part of these Financial Statements.	1

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statement of Assets, Liabilities and Shareholders' Equity

September 30, 2025 (Unaudited)

Assets
Investments, at fair value (cost $86,186,646)	$150,029,955
Cash	683,806
Investments in Investment Funds paid in advance	16,391
Other assets	2
Total Assets	150,730,154

Liabilities
Payable for fund shares repurchased	1,372,304
Proceeds from sale of fund shares received in advance	245,000
Due to Investment Manager	141,748
Professional fees payable	87,714
Accounting and administration fees payable	12,178
Commitment fee payable	6,666
Custody fees payable	1,850
Insurance fees payable	1,335
Other fees payable	65,656
Total Liabilities	1,934,451

Shareholders' Equity	$148,795,703

Shareholders' Equity consists of:
Shareholders' Equity paid-in capital	$129,553,117
Total distributable earnings	19,242,586

Total Shareholders' Equity	$148,795,703

Number of Shares Outstanding	1,228,118

Shareholders' Equity per Share	$121.16

The accompanying notes are an integral part of these Financial Statements.	2

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statement of Operations

For the Six Months Ended September 30, 2025 (Unaudited)

Investment Income
Interest	$19
Total Investment Income	19

Expenses
Investment Management Fee	908,315
Professional fees	126,969
Accounting and administration fees	71,531
Line of credit fees	48,536
Trustees' fees	33,437
Chief Compliance Officer fees	17,676
Insurance fees	3,332
Registration fees	2,917
Interest expense	2,016
Custody fees	1,176
Other expenses	16,701
Total Expenses	1,232,606

Expense Waivers	(100,147)

Net Expenses	1,132,459

Net Investment Loss	(1,132,440)

Realized and Unrealized Gain on Investments
Net realized gain on investments	677,903
Net change in unrealized appreciation/depreciation on investments	7,708,222

Net Realized and Unrealized Gain on Investments	8,386,125

Net Increase in Shareholders' Equity from Operations	$7,253,685

The accompanying notes are an integral part of these Financial Statements.	3

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statements of Changes in Shareholders' Equity

	For the
	Six Months Ended
	September 30, 2025	Year Ended
	(Unaudited)	March 31, 2025
Operations
Net investment loss	$(1,132,440)	$(2,163,987)
Net realized gain on investments	677,903	2,957,926
Net change in unrealized appreciation/depreciation on investments	7,708,222	12,293,517
Net change in shareholders' equity from operations	7,253,685	13,087,456

Distributions to Shareholders
Distributions	-	(13,382,793)
Net change in shareholders' equity from distributions to shareholders	-	(13,382,793)

Capital Share Transactions
Sale of fund shares	5,956,500	9,071,000
Reinvested distributions	-	11,963,836
Fund shares repurchased	(2,446,633)	(5,618,112)
Net change in shareholders' equity from capital transactions	3,509,867	15,416,724

Total Increase in Shareholders' Equity	10,763,552	15,121,387

Shareholders' Equity
Beginning of period	138,032,151	122,910,764
End of period	$148,795,703	$138,032,151

The accompanying notes are an integral part of these Financial Statements.	4

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statement of Cash Flows

For the Six Months Ended September 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Shareholders' Equity from Operations	$7,253,685
Adjustments to reconcile Net Increase in Shareholders' Equity from
Operations to net cash used in operating activities:
Net realized gain on investments	(677,903)
Net change in unrealized appreciation/depreciation on investments	(7,708,222)
Purchases of Investment Funds	(5,401,798)
Proceeds from sales of Investment Funds	2,674,081
Changes in operating assets and liabilities:
Decrease in other assets	991
Increase in due to Investment Manager	29,383
Decrease in professional fees payable	(66,709)
Decrease in accounting and administration fees payable	(10,623)
Decrease in commitment fees payable	(1,577)
Increase in custody fees payable	189
Increase in insurance fees payable	851
Decrease in other fees payable	(8,881)
Net Cash Used in Operating Activities	(3,916,533)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of fund shares, including sale of fund shares received in advance	6,021,500
Payments for fund shares repurchased	(1,780,868)
Draws on line of credit	1,318,760
Repayments on line of credit	(1,318,760)
Net Cash Provided by Financing Activities	4,240,632

Net change in cash	324,099

Cash at beginning of period	359,707

Cash at end of period	$683,806

Supplemental disclosure of interest paid	$2,016

The accompanying notes are an integral part of these Financial Statements.	5

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Financial Highlights

	For the
	Six Months Ended
Per share operating performance.	September 30, 2025		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
For a capital share outstanding throughout each period.	(Unaudited)		March 31, 2025		March 31, 2024		March 31, 2023		March 31, 2022		March 31, 2021
Shareholders' Equity Per Share, Beginning of Period	$115.23		$115.55		$106.90		$112.93		$108.52		$100.84
Income/(loss) from investment operations:
Net investment loss (1)	(0.93)		(1.93)		(1.99)		(1.89)		(1.83)		(1.80)
Net realized and unrealized gain/(loss) on investments	6.86		13.66		10.64		7.53		15.14		20.53
Total from investment operations	5.93		11.73		8.65		5.64		13.31		18.73

Distributions to shareholders:
From net investment income	-		(9.84)		-		(6.48)		(6.63)		(8.19)
From net realized gains	-		(2.21)		-		(5.19)		(2.27)		(2.86)
Total distributions to shareholders	-		(12.05)		-		(11.67)		(8.90)		(11.05)

Shareholders' Equity Per Share, End of Period	$121.16		$115.23		$115.55		$106.90		$112.93		$108.52

Total Return (2)	5.14	%(8)	10.51%		8.09%		5.07%		12.54%		18.83%

Shareholders' Equity, end of period (in thousands)	$148,796		$138,032		$122,911		$108,851		$94,670		$82,415

Ratio of net investment loss to average shareholders' equity (7)	(1.57	)%(9)	(1.67)%		(1.80)%		(1.69)%		(1.64)%		(1.68)%
Ratio of gross expenses to average shareholders' equity (3)(6)	1.71	%(9)	1.92%		2.06%		2.02%		1.99%		1.98%
Ratio of expense waiver to average shareholders' equity	(0.14	)%(9)	(0.25)%		(0.26)%		(0.33)%		(0.35)%		(0.30)%
Ratio of net expenses to average shareholders' equity (6)	1.57	%(4) (9)	1.67	%(4)	1.80	%(4)	1.69	%(4)	1.64	%(4)	1.68	%(4)

Portfolio Turnover	1.86	%(8)	2.91%		2.37%		10.14%		12.99%		16.78%

Senior Securities
Total borrowings (000's omitted)	$-		$-		$1,608		$3,370		$2,100		$3,655
Asset coverage per $1,000 unit of senior indebtedness (5)	$-		$-		$77,434		$33,300		$46,081		$23,548

(1)    Based on average shares outstanding for the period.

(2)    Total Return based on shareholders' equity is the combination of changes in shareholders' equity and reinvested distributions in shareholders' equity, if any. Total Return does not reflect the impact of any applicable sales charges.

(3)    Represents the ratio of expenses to average shareholders' equity absent fee waivers and/or expense reimbursement by First Trust Capital Management L.P. and Infinity Capital Advisors, LLC.

(4)    The Fund's operating expenses include fees and interest expense associated with the Line of Credit, which are excluded from the Expense Limitation calculation. If the interest expense associated with the Line of Credit was excluded from operating expenses, the net expense ratio would be 1.50%.

(5)    Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(6)    Ratios do not reflect the Fund's proportionate share of the expenses of the Investment Funds.

(7)    Ratios do not reflect the Fund's proportionate share of the income and expenses of the Investment Funds.

(8)    Not Annualized.

(9)    Annualized.

The accompanying notes are an integral part of these Financial Statements.	6

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2025 (unaudited)

1. ORGANIZATION

Infinity Core Alternative Fund (the “Fund”) is a Maryland statutory trust that operates under an Agreement and Declaration of Trust dated August 15, 2013 and commenced operations on October 1, 2013. Effective December 20, 2013, the Fund registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. Effective April 18, 2014, the Fund also registered its shares of beneficial interest (“Shares”) under the Securities Act of 1933, as amended. First Trust Capital Management L.P. serves as the investment adviser (the “Investment Manager”) of the Fund. Infinity Capital Advisors, LLC serves as sub-adviser to the Fund (the “Sub-Adviser” and, together with the Investment Manager, the “Advisers”). Each of the Advisers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended.

The investment objective of the Fund is to seek long-term capital growth. The Fund invests primarily in limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) based primarily in the United States that invest or trade in a wide range of securities, and, to a lesser extent, other property and currency interests. The Fund may also make investments outside of Investment Funds to hedge exposures deemed too risky or to invest in strategies not employed by the Fund’s Investment Funds. Such investments could also be used to hedge a position in an Investment Fund that is locked up or difficult to sell. Direct investments could include U.S. and foreign equity securities, debt securities, exchange-traded funds (“ETFs”) and derivatives related to such instruments, including futures and options thereon.

The Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) has overall responsibility for the management and supervision of the business operations of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies.

a. Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2025 (unaudited) (continued)

Fair value as of each month-end or other applicable accounting periods ordinarily will be the value determined as of such date by each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from the Investment Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Valuation Designee believes to be reliable. Generally, the fair value of an Investment Fund is its NAV. In the event that the Investment Fund does not report a month-end NAV to the Fund on a timely basis, the Fund will determine the fair value of such Investment Fund based on the most recent final or estimated value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of the Fund’s assets and the receipt of valuation information from the underlying manager of an Investment Fund.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager of the Investment Fund at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Investment Fund. In other cases, as when an Investment Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Investment Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Investment Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee (in reliance on the Investment Funds and/or their administrators) regarding appropriate valuations should prove incorrect.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities.
●	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments in Investment Funds valued at the NAV as practical expedient are not required under GAAP to be classified in the fair value hierarchy. Investment Funds with a fair value of $150,029,955 are excluded from the fair value hierarchy as of September 30, 2025.

The Advisers generally categorize the investment strategies of the Investment Funds into investment strategy categories.  The investment objective of multi-strategy hedge funds is to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.  The investment objective of global long/short credit investing involves investing in instruments around the world related to any level of an issuer’s capital structure.  On the long side, this strategy focuses on companies, assets and instruments that are perceived to be trading below their inherent value.  On the short side, the strategy involves securities of companies that are believed to have their credit quality deteriorate due to operating or financial challenges, become subject to a leveraging event or have a negative event in the future. Event driven investing involves the purchase or sale of securities of companies which are undergoing substantial changes. The investment objective of quantitative futures and equities investing seek to exploit trading opportunities in equity and global futures markets while seeking to achieve near zero correlation to markets over the long-term using quantitative analysis and/or systematic-based trading systems.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2025 (unaudited) (continued)

The Investment Funds compensate their respective Investment Fund managers through management fees currently ranging from 1.5% to 3.0% of average net asset value of the Fund’s investment annually and incentive allocations typically ranging between 20.0% and 35.0% of profits, subject to loss carryforward provisions, as defined in the respective Investment Funds’ agreements.

As of September 30, 2025, the Fund has no outstanding investment commitments to Investment Funds.

b. Investment Transactions

Interest income is recorded on an accrual basis. Investment transactions are accounted for on a trade date basis. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Advisers or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of Shares of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration and tax preparation fees, custodial fees, costs of insurance, registration expenses, trustees’ fees and expenses of meetings of the Board.

d. Income Tax Information and Distributions to Shareholders

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

ASC 740, Income Taxes (“ASC 740”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitation for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The amount and timing of distributions are determined in accordance with federal income tax regulations. For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2025 (unaudited) (continued)

Additionally, GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences between book and tax basis result from adjustments attributable to partnerships and passive foreign investment companies. These reclassifications have no effect on Shareholders’ Equity or Shareholders’ Equity per Share. For the tax year ended October 31, 2024 no amounts were reclassified:

Shareholder’s Equity paid-in capital	$-
Total distributable earnings	-

At September 30, 2025, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$63,843,308
Gross unrealized depreciation	(40,062,028)
Net unrealized appreciation on investments	$23,781,280
Cost of investments	$126,248,674

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2024, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$2,544,440
Undistributed long-term capital gains	165,655
Tax accumulated earnings	2,710,095
Accumulated capital and other losses	-
Unrealized appreciation (depreciation)	11,901,341
Other temporary differences	(25,085)
Distributable net earnings (deficit)	$14,586,351

The tax character of distributions paid during the tax years ended October 31, 2024 and 2023 was as follows:

Distributions paid from:	2024	2023
Ordinary income	$4,592,051	$4,784,137
Net long-term capital gains	-	6,402,366
Total taxable distributions	4,592,051	11,186,503
Non-taxable distributions	-	-
Total distributions paid	$4,592,051	$11,186,503

As of October 31, 2024, the Fund has no capital loss carryovers.

e. Cash

Cash includes amounts held in interest bearing money market accounts. Such deposits, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f. Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases from operations during the reporting period. Actual results could differ from those estimates.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2025 (unaudited) (continued)

g. Segments

The Fund has adopted Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance and has discrete financial information available. The Fund's President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. The total return and performance is reflected within the accompanying Financial Highlights. Segment assets are reflected on the accompanying Statement of Assets, Liabilities and Shareholders’ Equity as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

The Fund pays the Investment Manager a management fee (“Investment Management Fee”) at an annual rate of 1.25%, payable monthly in arrears, based upon the Fund’s net assets as of month-end. The Investment Management Fee is paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. The Investment Manager pays the Sub-Adviser 50% of the Investment Management Fee it receives from the Fund.

The Investment Manager and the Sub-Adviser have entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager and the Sub-Adviser have jointly agreed to waive fees that they would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, other transaction-related expenses, extraordinary expenses, commitment or non-use fees related to the Fund’s line of credit and any acquired fund fees and expenses) do not exceed 1.50% of the net assets of the Fund on an annualized basis (the “Expense Limit”).

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager and/or Sub-Adviser may recoup amounts waived or assumed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver, during which time the Expense Limitation and Reimbursement Agreement may not be terminated by the Fund, the Investment Manager or the Sub-Adviser, and (ii) the Expense Limit in effect at the time of recoupment. The Expense Limitation and Reimbursement Agreement is in effect until July 31, 2026. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund, the Investment Manager or the Sub-Adviser upon 30 days advanced written notice. For the six months ended September 30, 2025, the Advisers waived fees and reimbursed expenses of $100,147. At September 30, 2025, $349,220 is subject to recoupment through March 31, 2026, $301,974 is subject to recoupment through March 31, 2027, $326,078 is subject to recoupment through March 31, 2028, and $100,147 is currently subject to recoupment through March 31, 2029.

UMBFS serves as the administrator to the Fund and provides certain accounting, administrative, recordkeeping and investor related services.

UMBFS acts as the Fund’s platform manager pursuant to a Platform Manager Agreement with the Fund. UMBFS does not receive a fee pursuant to the Platform Manager Agreement.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2025 (unaudited) (continued)

First Trust Portfolios L.P., an affiliate of the Investment Manager, acts as distributor to the Fund; UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian (the “Custodian”). The Custodian serves as the primary custodian of the assets of the Fund and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

A Trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees or officers affiliated with UMBFS or Investment Manager. For the six months ended September 30, 2025, the Fund’s fees incurred for Trustees are reported on the Statement of Operations.

Vigilant Compliance Services, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s fees incurred for CCO services for the six months ended September 30, 2025 are reported on the Statement of Operations.

4. RELATED PARTY TRANSACTIONS

At September 30, 2025, Shareholders who are affiliated with the Investment Manager or the Sub-Adviser owned approximately $3,004,824 (or 2.02% of Shareholders’ Equity) of the Fund.

5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2025, the purchases and sales of investments were $6,894,560 and $2,674,081, respectively.

6. CAPITAL SHARE TRANSACTIONS

Shares are generally offered for purchase as of the first day of each calendar month at the Fund’s then-current NAV per Share (determined as of the close of the preceding month), except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Transactions in Shares were as follows:

Shares outstanding, March 31, 2024	1,063,688.762
Shares issued	78,195.723
Shares reinvested	104,889.973
Shares repurchased	(48,886.107)
Shares outstanding, March 31, 2025	1,197,888.351
Shares issued	50,635.108
Shares repurchased	(20,405.470)
Shares outstanding, September 30, 2025	1,228,117.989

7. REPURCHASE OF SHARES

At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly with a Valuation Date (as defined below) on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable. Repurchase offers ordinarily will be limited to the repurchase of approximately 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer.

8. CREDIT FACILITY

The Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $12,000,000, which is secured by certain interests in Investment Funds. A fee of 80 basis points per annum is payable monthly in arrears on the unused portion of the Facility, while the interest rate charged on borrowings is the 3-month Secured Overnight Financing Rate plus a spread of 180 basis points (6.156% at September 30, 2025). Collateral for the Facility is held by the Custodian. Interest and fees incurred for the six months ended September 30, 2025 are disclosed in the accompanying Statement of Operations. At September 30, 2025 the Fund had no outstanding borrowings on the Facility.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – September 30, 2025 (unaudited) (continued)

For the six months ended September 30, 2025, the average interest rate, the average daily loan balance and the maximum balance outstanding for the 111 days the Fund had outstanding borrowings under the Facility was 6.13%, $106,537 and $886,524, respectively. The Fund is subject to certain loan covenants, the most restrictive covenant being the maintenance of a loan to value ratio. The Fund was in compliance with these covenants for the six months ended September 30, 2025.

9. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements cannot be known; however, the Fund expects any risk of loss from such claims to be remote.

10. RISK FACTORS

The Fund is subject to substantial risks — including market risks, strategy risks and Investment Fund underlying manager risks.  Investment Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Investment Funds.  While the Advisers will attempt to moderate any risks of securities activities of the Investment Fund underlying managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.  The Advisers will not have any control over the Investment Fund underlying managers, thus there can be no assurances that an Investment Fund underlying manager will manage its Investment Funds in a manner consistent with the Investment Fund’s investment objective.

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, threatened or actual imposition of tariffs, recessions or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as "Market Disruptions and Geopolitical Risks" and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund's performance, the performance of the securities in which the Fund invests and may lead to losses. The ultimate impact of "Market Disruptions and Geopolitical Risks" on the financial performance of the Fund's investments is not reasonably estimable at this time. Management is actively monitoring these events.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Other Information – September 30, 2021 (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at (877) 779-1999 or (ii) by visiting the SEC’s website at https://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov.

Board Consideration of the Continuation of the Investment Management Agreement and Sub-Advisory Agreement

At the meeting of the Board of the Trustees (the “Board”) held on September 9-10, 2025 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the investment management agreement between First Trust Capital Management L.P. (the “Investment Manager”) and Infinity Core Alternative Income Fund (the “Fund”) (the “Investment Management Agreement”) and the Fund’s sub-advisory agreement among the Investment Manager, the Fund and Infinity Capital Advisors, LLC, the Fund’s sub-adviser (the “Sub-Adviser” and together with the Investment Manager, the “Advisers”) (the “Sub-Advisory Agreement and together with the Investment Management Agreement, the “Advisory Agreements”).

In advance of the Meeting, the Independent Trustees requested and received materials from the Advisers to assist them in considering the approval of the Advisory Agreements. Among other things, the Board reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve either Advisory Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with their independent counsel for a full review of the materials. Following these sessions, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Advisers to the Fund under the Advisory Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Advisers to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Advisers who provide the investment advisory and administrative services to the Fund. The Board determined that the Advisers’ portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Advisers’ compliance policies and procedures, including those used by the Investment Manager to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund was satisfactory.

Performance

The Board considered the investment performance of the Advisers with respect to the Fund, noting that the Advisers also act as investment adviser to certain funds with a similar investment objective and strategy. The Board further considered performance information of the Fund compared to seventeen comparable multi-strategy unlisted closed-end funds selected by an independent third party (collectively, “Peer Group”), as well as a relevant index. The Board noted that the Fund’s total returns for the one-year and three-month periods ended March 31, 2025 were above the Peer Group median and average, and that the Fund also outperformed the relevant index for the one-year period ended Mach 31, 2025. The Board concluded that the performance of the Fund was satisfactory.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Other Information – September 30, 2025 (unaudited) (continued)

Fees and Expenses

The Board reviewed and considered the advisory fee rate, sub-advisory fee rate and total net expense ratio of the Fund, noting that the Investment Manager paid the Sub-Adviser from its fee. The Board compared the advisory fees, sub-advisory fees and total net expense ratio for the Fund with various comparative data, including a third-party report on the Fund’s Peer Group. The Board noted that the Fund’s advisory fees and total net expenses were higher than the Peer Group median and average and that if acquired fund fees and expenses were not included, the Fund’s total net expenses were lower than and within range of its Peer Group average and median, respectively. In addition, the Board noted that the Advisers have contractually agreed to limit total annual operating expenses for consecutive one-year terms unless the agreement was terminated. The Board concluded that the advisory fees paid by the Fund, the sub-advisory fees payable to the Sub-Adviser and total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the advisory fees under the Investment Management Agreement, and the fees paid by the Investment Manager to the Sub-Adviser under the Sub-Advisory Agreement, neither of which included breakpoints. The Board considered the Fund’s advisory fees and the fees paid by the Investment Manager to the Sub-Adviser and concluded that such fees were reasonable and satisfactory in light of the services provided. The Board also noted the Investment Manager’s assessment that further economies of scale were not expected to be realized and its assessment that breakpoints were not necessary at this time.

Profitability of Investment Manager and Sub-Adviser

The Board considered and reviewed information concerning the costs incurred and profits realized by the Advisers from their relationship with the Fund. The Board also reviewed the Investment Manager’s and Sub-Adviser’s financial condition and noted that each appeared stable. The Board determined that the advisory and sub-advisory fees and the compensation to the Investment Manager and Sub-Adviser were reasonable and the financial condition of each was adequate.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Investment Manager and Sub-Adviser from its management of the Fund including, without limitation, reputational benefits and the ability to market advisory services for similar products or other funds managed by the Investment Manger and Sub-Adviser in the future. The Board noted that the Investment Manager is an affiliate of the Fund’s distributor (the “Distributor”) and that the Distributor receives certain fees for its role as distributor and for other services related to the Fund that are paid by the Investment Manager. The Board further noted that the Sub-Adviser is not affiliated with the Distributor and does not derive any benefit from the Distributor’s relationship with the Fund. The Board also considered that a registered investment adviser affiliated with the Investment Manager receives additional management fees for assets held in the Fund by the affiliate registered investment adviser’s clients, noting that the Investment Manager does not participate in the management fees earned by the affiliate registered investment adviser. The Board noted that the Advisers do not have affiliations with the Fund’s transfer agent, fund accountant or custodian and therefore, do not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Agreements.

(b)	Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to Shareholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included in Item 1(a) of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on Form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the Shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable to semi-annual reports.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Infinity Core Alternative Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 5, 2025

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 5, 2025

* Print the name and title of each signing officer under his or her signature.